Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CONTINUING OPERATIONS:
REVENUES	$ 44	$ 286	$ 35	$ 1,039	$ 1,062	$ 558
COST OF REVENUES	16	207	61	637	699	243
GROSS PROFIT (LOSS)	28	79	18	402	363	315
OPERATING EXPENSES:
Salaries and salary related costs, including non-cash share-based compensation of $2,722 and $20,592 for 2019 and 2018, respectively (Note 13)					4,848	25,962
Professional fees and consulting, including non-cash share-based compensation of $405 and $2,860 for 2019 and 2018, respectively (Note 13)					1,315	4,812
Selling, general and administrative	1,683	2,493	3,232	4,584	1,671	1,677
Depreciation, amortization, and impairment	71	308	148	617	3,357	818
Research and development	788	771	1,685	1,641	3,320	5,576
Total operating expenses	2,542	3,572	5,065	6,842	14,511	38,845
Loss from continuing operations before other income (expense)	(2,514)	(3,493)	(5,047)	(6,440)	(14,148)	(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities	(960)	715	(16)	1,036	3,160	9,316
Loss on exchange of warrants for common stock	(839)		(839)
Interest expense, net of interest income	(76)	4	(135)	(7)	(417)	(55)
Total other income (expense)	(1,875)	719	1,029	1,029	2,743	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(4,389)	(2,774)	(6,037)	(5,411)	(11,405)	(29,269)
DISCONTINUED OPERATIONS:
Loss from discontinued operations		(576)		(1,166)	(2,300)	(4,181)
Gain on disposal of discontinued operations			2		57	636
Total discontinued operations		(576)	2	(1,166)	(2,243)	(3,545)
PROVISION FOR INCOME TAXES					(2)	(22)
NET LOSS	$ (4,389)	$ (3,350)	$ 6,035	$ (6,577)	$ (13,650)	$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations	$ (0.07)	$ (0.07)	$ (0.10)	$ (0.13)	$ (0.23)	$ (0.64)
Discontinued operations		(0.01)		(0.02)	(0.04)	(0.08)
Total	$ (0.07)	$ (0.08)	$ (0.10)	$ (0.15)	$ (0.27)	$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	61,967	50,500	58,227	49,739	50,500	45,500